EARNINGS PER COMMON SHARE (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
EARNINGS PER COMMON SHARE
Net earnings	$ 2,899	$ 3,293
Weighted average number of common shares	1,559.0	1,623.0
Dilutive Securities:
Effect of share options	2.0	6.0
Weighted average number of diluted common shares	1,561.0	1,629.0
Basic earnings per share	$ 1.86	$ 2.03
Diluted earnings per share	$ 1.86	$ 2.02